Notes on the Consolidated Statements of Operations and Comprehensive Loss - Major components of income taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Income Statement [Abstract]
Corporate income tax rate	15.80%
Current income tax	€ (1,577)	€ (219)		€ (67)
Current income tax expenses (-) / benefit ()	(1,521)	(155)		(57)
Adjustments for current income tax from prior periods	(56)	(64)		(10)
Deferred tax	5,167	(592)		787
Deferred taxes from the origination and reversal of temporary differences	4,610	(531)		(8)
Deferred taxes on tax loss and credit carryforwards	557	(61)		795
Effective tax expense	€ 3,590	€ (811)	[1]	€ 720	[1]
Trade income tax rate	14.40%

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.